RELATED PARTIES (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 20, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Number of warrants exercised		40,700,000
Warrants exercise price			$ 0.30
Purchased discounted restricted common shares			11,632
Discounted restricted common shares per share			$ 0.20
Purchased discounted restricted common value			$ 2,326
Receipt of future issuance of notes payable - related parties		$ 100,000
Investors [Member]
Related Party Transaction [Line Items]
Warrants exercise price percentage	50.00%
Paul Sallarulo [Member] | Director [Member]
Related Party Transaction [Line Items]
Number of warrants exercised	2,000,000
Warrants exercise price	$ 0.075
Exercise of warrants issued	$ 75,000
Exercise of warrants issued per share	$ 0.0375
Michael V Barbera [Member] | Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Number of warrants exercised	1,000,000
Warrants exercise price	$ 0.075
Exercise of warrants issued	$ 37,500
Exercise of warrants issued per share	$ 0.0375
Ronald J Lo Ricco Sr [Member] | Director [Member]
Related Party Transaction [Line Items]
Number of warrants exercised	1,163,201
Warrants exercise price	$ 0.396
Exercise of warrants issued	$ 230,314
Exercise of warrants issued per share	$ 0.198